Reverse Recapitalization with AGBA Acquisition Limited	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization With Agba Acquisition Limited [Abstract]
REVERSE RECAPITALIZATION WITH AGBA ACQUISITION LIMITED

NOTE 4 — REVERSE RECAPITALIZATION WITH AGBA ACQUISITION LIMITED

On the Closing Date, pursuant to the Business Combination Agreement, the following share transactions were completed:

•        4,825,000 public and private rights were automatically converted to 482,500 ordinary shares of AGBA.

•        792,334 ordinary shares of AGBA were issued to settle the outstanding payables.

•        555,000 ordinary shares of AGBA were issued to Apex Twinkle Limited as the finder fee in connection with the Business Combination.

•        53,835,000 ordinary shares of AGBA were issued to TAG as consideration for the Business Combination and 1,665,000 ordinary shares, representing as 3% holdback shares for indemnification purpose were reserved. All the holdback shares will be released to TAG in six months following the Closing.

Immediately after giving effect to the Business Combination, AGBA has 58,376,985 ordinary shares issued and outstanding, and 4,825,000 warrants outstanding. TAG became a major shareholder of the Company.

Preceding to the Closing, on November 9, 2022, AGBA entered into the Forward Share Purchase Agreement (the “Meteora Backstop Agreement”) with Meteora Special Opportunity Fund I, L.P., a Delaware limited partnership, Meteora Select Trading Opportunities Master, L.P., a Cayman Islands limited partnership, and Meteora Capital Partners, L.P., a Delaware limited partnership (collectively “Meteora”). Pursuant to the Meteora Backstop Agreement, Meteora has agreed to purchase up to 2,500,000 AGBA ordinary shares in the open market at prices no higher than the redemption price, including from other AGBA shareholders that elected to redeem and subsequently revoked their prior elections to redeem their shares, following the expiration of AGBA’s redemption offer. AGBA has agreed to purchase those shares from Meteora on a forward basis, up to the lessor of (i) that number of AGBA shares then held by Meteora, and (ii) the difference of (x) the number of shares held by Meteora at Closing (which shall be no more than 2,500,000 Ordinary Shares in the aggregate) minus (y) that number of shares equal to (I) the product of (A) $0.12, multiplied by (B) the number of shares held by the Meteora at Closing (such product, the “Commitment Share Value”), divided by (II) the value weighted average price for the preceding 30 trading days ending on the day that is 30 days following the Closing (the number of shares derived in (y), the “Commitment Shares”, and the lesser of (1) and (2), the “Puttable Shares”), unless otherwise agreed to in writing by all parties, at a price per Share equal to the sum of (i) the redemption price as contemplated by the Definitive Proxy Statement (the “Redemption Price”), plus (ii) $0.45 (the sum of (i) and (ii), the “Base Price”), plus (iii) the result of (X) the Base Price, multiplied by (Y) the number of Commitment Shares, divided by (Z) the number of Puttable Shares (such sum of (i), (ii) and (iii), the “Shares Purchase Price”); provided that the Shares Purchase Price will be reduced by $0.15 for the first full calendar quarter after

90 days following the Closing sooner than the Put Date that the Put occurs if the Put does so occur, plus an additional reduction of $0.10 if the Put occurs before 90 days following the Closing. The purchase price payable by AGBA will be escrowed in the amount of the redemption price per share. At the election of AGBA, $0.45 of the Shares Purchase Price can be paid using Ordinary Shares rather than cash. The Meteora Backstop Agreement matures nine months after the closing of the Business Combination.

The transaction was accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) because the primary assets of AGBA would be nominal following the close of the Business Combination. Under this method of accounting, AGBA was treated as the “acquired” company for financial reporting purposes and both of TIL and TAC were determined to be the accounting acquirer based on the terms of the Business Combination and other factors including: (i) TIL and TAC’s shareholders have a majority of the voting power of the combined company, (ii) TIL and TAC comprises a majority of the governing body of the combined company, and TIL and TAC’s senior management comprises all of the senior management of the combined company, and (iii) TIL and TAC comprises all of the ongoing operations of the combined entity. Accordingly, for accounting purposes, this transaction was treated as the equivalent of the Company issuing shares for the net assets of AGBA, accompanied by a recapitalization. The shares and net loss per ordinary share, prior to the Reverse Recapitalization, have been retroactively restated. The net assets of AGBA were recorded at historical carrying amount, with no goodwill or other intangible assets recorded. Operations prior to the Reverse Recapitalization are those of TIL and TAC.